Finance lease obligations (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of Finance lease obligations [Abstract]
Disclosure of detailed information about future minimum finance lease commitments [text block]
The Group leases routers and other equipment under finance lease arrangements. The following is a schedule of future minimum finance lease commitments as at March 31, 2019:

	March 31, 2019			March 31, 2018
	Future minimum lease payments	Interest	Present value minimum lease payments	Future minimum lease payments	Interest	Present value minimum lease payments
Less than one year	76,651	6,799	69,852	104,916	15,830	89,086
Between one and five years	28,805	1,778	27,027	105,386	8,507	96,879
Total	105,456	8,577	96,879	210,302	24,337	185,965